FAIR VALUE - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Dec. 31, 2009 WILLCOM, Inc.	Mar. 31, 2010 WILLCOM, Inc.	Mar. 31, 2011 Non-marketable Equity Securities	Mar. 31, 2010 Non-marketable Equity Securities	Mar. 31, 2009 Non-marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Impairment loss	¥ 341	¥ 217	¥ 7,141	¥ 19,987	¥ 19,987	¥ 3	¥ 26	¥ 266
Losses on impairment of property, plant and equipment	712	597	2,730
Goodwill impairment charge		¥ 22	¥ 3,457